Accruals and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accruals and Other Payables

Components of accruals and other payables are as follows as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Accruals	877,685	117,527	14,991
Accrued games development costs	—	4,704,000	600,000
Accrued interest expense	—	452,784	57,753
Other payables	—	93,508	11,927
	877,685	5,367,819	684,671